Document and Entity Information	May 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	OCCIDENTAL PETROLEUM CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9210
Entity Tax Identification Number	95-4035997
Entity Address, Address Line One	5 Greenway Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	215-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000797468
Title of 12(b) Security	Common Stock, $0.20 par value
Trading Symbol	OXY
Security Exchange Name	NYSE